Shareholders' Equity (Tables)	12 Months Ended
Dec. 31, 2012
Shareholders' Equity [Abstract]
Schedule of Dividends Declared and Paid For Income Tax Purposes
The allocations of dividends declared and paid for income tax purposes are as follows:

	Year Ended December 31,
	2012		2011	2010
Dividends declared:
Common stock	$0.83	(1)	$0.84	$0.80
Series C preferred stock	$14.53	(2)	$19.38	$19.38
Series D preferred stock	$18.44		$18.44	$18.44
Series E preferred stock	$3.91	(3)	$—	$—

Allocations:
Common stock
Ordinary income	100.00%		100.00%	100.00%
Capital gains 25% rate	—%		—%	—%
Return of capital	—%		—%	—%
Total	100.00%		100.00%	100.00%

Preferred stock (4)
Ordinary income	100.00%		100.00%	100.00%
Capital gains 25% rate	—%		—%	—%
Total	100.00%		100.00%	100.00%

(1)	Of the $0.22 per share dividend declared on November 18, 2012 and paid January 16, 2013, $0.17 per share is taxable in 2012 and $0.05 per share will be reported and is taxable in 2013.

(2)	Represents the three regular quarterly dividends paid in 2012, prior to the redemption on November 5, 2012.

(3)	Represents dividends for the partial quarter covering October 5, 2012 through December 31, 2012.

(4)	The allocations for income tax purposes are the same for each series of preferred stock for each period presented.